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                        THE PRUDENTIAL SERIES FUND, INC.

                   SP Deutsche International Equity Portfolio

                       SUPPLEMENT, DATED February 8, 2002
                                       TO
                          PROSPECTUS, DATED MAY 1, 2001

SP Deutsche International Equity Portfolio (the Portfolio). The following supplements the section of the prospectus entitled "Portfolio Managers."

Mr. Robert Reiner and Ms. Julie Wang will continue to be responsible for the day-to-day management of the Portfolio's investments, as they have done since the Portfolio commenced operations in 2000. Effective January 1, 2002, Ms. Clare Brody and Mr. Alexander Tedder will also be responsible for the day-to-day management of the Portfolio's investments:

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

   o    Joined Deutsche Asset Management  in 1994.
   o Prior experience includes Head of Standard and Poor's Tokyo office and Senior Financial Analyst at Sandford Bernstein and
        Co. and Scudder, Stevens & Clark from 1993 to 1994.
   o    19 years of investment industry experience.
   o    Degrees from the University of Southern California and Harvard
        University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

   o    Joined Deutsche Asset Management in 1994.
   o Served as Investment Manager for American International Group's Southeast Asia portfolio from 1991 to 1994.
   o 14 years of investment industry experience. o BA in economics from Yale University, MBA, the Wharton School, University of Pennsylvania.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

   o    Joined Deutsche Asset Management in 1993.
   o Portfolio manager with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
   o    Ten years of investment industry experience.
   o    BS, Cornell University.

Alexander Tedder, Director, Deutsche Asset Management Investment Services (London), and consultant to the investment subadviser.
   o Joined Deutsche Asset Management Investment Services (London), an affiliate of the subadviser, in 1994 as a portfolio manager.
   o    Prior to that, was a European analyst and representative for Schroders.
   o    12 years of investment industry experience.
   o    Fluent in German, French, Italian and Spanish.
   o    Masters in Economics and Business Administration from Freiburg
        University.